20 Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions [abstract]
Schedule of lawsuits and proceedings that resulted in provisions
	December 31, 2020			December 31, 2019
	Provisions	Escrow deposits	Provisions net of deposits	Provisions	Escrow deposits	Provisions net of deposits
Customer claims (i)	160,705	(10,553)	150,152	253,665	(9,973)	243,692
Supplier claims (ii)	410,734	(358)	410,376	153,654	(298)	153,356
Other civil claims (iii)	86,083	(2,505)	83,578	93,910	(16,496)	77,414
Tax claims (iv)	59,678	(2,410)	57,268	59,143	(3,518)	55,625
Labor claims (v)	316,880	(15,503)	301,377	325,129	(12,329)	312,800
Environmental claims (vi)	249,582	(31)	249,551	192,950	(29)	192,921
Total	1,283,662	(31,360)	1,252,302	1,078,451	(42,643)	1,035,808

Current	760,209	-	760,209	550,247	-	550,247
Noncurrent	523,453	(31,360)	492,093	528,204	(42,643)	485,561

Schedule of changes in provisions
	December 31, 2019	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2020
Customer claims (i)	253,665	16,465	19,638	(78,640)	(50,423)	160,705
Supplier claims (ii)	153,654	149,566	201,259	(68,801)	(24,944)	410,734
Other civil claims (iii)	93,910	15,944	11,109	(23,009)	(11,871)	86,083
Tax claims (iv)	59,143	4,333	2,737	(1,875)	(4,660)	59,678
Labor claims (v)	325,129	61,782	35,541	(61,039)	(44,533)	316,880
Environmental claims (vi)	192,950	35,392	27,718	-	(6,478)	249,582
Subtotal	1,078,451	283,482	298,002	(233,364)	(142,909)	1,283,662
Escrow deposits	(42,643)	(12,907)	(2,225)	18,675	7,740	(31,360)
Total	1,035,808	270,575	295,777	(214,689)	(135,169)	1,252,302

	December 31, 2018	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2019
Customer claims (i)	290,649	57,314	53,929	(99,379)	(48,848)	253,665
Supplier claims (ii)	67,985	54,223	102,686	(42,948)	(28,292)	153,654
Other civil claims (iii)	98,302	28,888	18,713	(9,766)	(42,227)	93,910
Tax claims (iv)	63,335	11,821	2,918	(4,982)	(13,949)	59,143
Labor claims (v)	302,935	167,995	61,483	(112,084)	(95,200)	325,129
Environmental claims (vi)	170,419	42,198	24,358	(312)	(43,713)	192,950
Subtotal	993,625	362,439	264,087	(269,471)	(272,229)	1,078,451
Escrow deposits	(100,763)	(14,051)	(11,844)	19,191	64,824	(42,643)
Total	892,862	348,388	252,243	(250,280)	(207,405)	1,035,808

	December 31, 2017	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2018
Customer claims (i)	438,619	29,732	40,749	(141,421)	(77,030)	290,649
Supplier claims (ii)	332,037	36,100	21,161	(308,253)	(13,060)	67,985
Other civil claims (iii)	114,544	22,578	12,939	(16,146)	(35,613)	98,302
Tax claims (iv)	77,100	10,763	4,157	(2,490)	(26,195)	63,335
Labor claims (v)	299,842	83,499	32,290	(44,900)	(67,796)	302,935
Environmental claims (vi)	160,446	33,392	18,294	(115)	(41,598)	170,419
Subtotal	1,422,588	216,064	129,590	(513,325)	(261,292)	993,625
Escrow deposits	(344,384)	(53,205)	(5,533)	269,248	33,111	(100,763)
Total	1,078,204	162,859	124,057	(244,077)	(228,181)	892,862

Schedule of lawsuits deemed as contingent liabilities

Contingent liabilities, net of escrow deposits, are represented as follows:

	December 31, 2020	December 31, 2019
Customer claims (i)	110,508	86,061
Supplier claims (ii)	1,350,308	1,986,736
Other civil claims (iii)	758,800	679,623
Tax claims (iv)	1,253,636	1,184,811
Labor claims (v)	1,005,648	631,364
Environmental claims (vi)	5,981,837	4,864,894
Total	10,460,737	9,433,489